Provision for Environmental Rehabilitation - Reconciliation of the Total Liability for Environmental Rehabilitation (Details) - Provision for environmental rehabilitation - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Reconciliation of changes in other provisions
Balance at beginning of year	R 3,054	R 3,309
Change in estimate - Balance sheet	(48)	(439)
Change in estimate - Income statement	47	33
Utilisation of provision	(47)	(86)
Time value of money and inflation component of rehabilitation costs	194	208
Transfer	0	37
Translation	208	(8)
Balance at end of year	3,408	3,054
PNG operations
Reconciliation of changes in other provisions
Balance at beginning of year	994
Balance at end of year	R 1,267	994
Moab Khotsong
Reconciliation of changes in other provisions
Change in estimate - Balance sheet		R 240